DEBT - Narrative (Details) $ in Thousands							1 Months Ended	4 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
		Jun. 28, 2023 USD ($)	Mar. 22, 2023 USD ($)	Nov. 10, 2022 USD ($) special_purpose_vehicle	Jun. 30, 2022 vessel	Feb. 17, 2022 USD ($) vessel	Oct. 31, 2023	Apr. 21, 2023	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Principal repayment	[1]								$ 498,832	$ 96,724	$ 203,130	$ 156,364
Number of vessels converted | vessel					5
Senior Secured Sustainability Term Loan | Line of credit | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Basis spread on variable rate						2.75%
Senior Secured Sustainability Term Loan | Line of credit | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate								0.05%
Senior Secured Sustainability Term Loan | Line of credit | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate								0.05%
Term Loan Facility | Line of credit | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Basis spread on variable rate				2.00%
NewBuild Pre-Delivery Facility | Line of credit
Debt Instrument [Line Items]
Long-term line of credit											40,000
NewBuild Pre-Delivery Facility | Line of credit | Minimum
Debt Instrument [Line Items]
Debt instrument, face amount, percentage of the shipyard price							20.00%
NewBuild Pre-Delivery Facility | Line of credit | Maximum
Debt Instrument [Line Items]
Debt instrument, face amount, percentage of the shipyard price							32.50%
NewBuild Pre-Delivery Facility | Line of credit | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Basis spread on variable rate							2.60%
Secured debt | Senior Secured Sustainability Term Loan | Line of credit
Debt Instrument [Line Items]
Number of vessels refinanced | vessel						6
Debt instrument, face amount						$ 570,000
Principal repayment			$ 88,000
Debt instrument, face amount, increase (decrease)		$ 70,000
Long-term line of credit											485,300
Secured debt | Senior Secured Sustainability Term Loan | Line of credit | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Basis spread on variable rate		2.25%				2.75%
Secured debt | Term Loan Facility | Line of credit
Debt Instrument [Line Items]
Debt instrument, face amount				$ 520,000
Long-term line of credit											$ 461,900
Debt instrument, secured, number of special purpose vehicles | special_purpose_vehicle				4

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.